Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Disclosure of Net Revenues From Sales

	2020	2019	2018
Sale of products	56,254,241	50,633,488	50,727,051

- Domestic market	56,205,492	50,514,564	50,698,357
- External customers	48,749	118,924	28,694
Services rendered	2,043,557	2,940,185	3,144,616
(-) Bonuses / Discounts	(16,674,543)	(5,820,583)	(2,633,513)

Total	41,623,255	47,753,090	51,238,154